NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) $ in Thousands				3 Months Ended			9 Months Ended
	Jun. 30, 2025 ILS (₪)	Jun. 12, 2025 USD ($)	Feb. 12, 2025 USD ($) shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	[1]	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	[1]	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Accumulated losses | $				$ 120,693			$ 120,693			$ 100,452
Net loss from continuing operations | $				$ 1,399	$ 3,228		$ 18,319	$ 5,963
Share purchase agreement [member] | Iron dove technologies inc [member]
IfrsStatementLineItems [Line Items]
Purchase price of subsidiary | $		$ 964
Share purchase agreement [member] | A2ZMS Advanced Military Solutions Ltd. [member]
IfrsStatementLineItems [Line Items]
Purchase price of subsidiary | ₪	₪ 500,000
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			66,194
Percentage of issued and outstanding | shares			0.1981
Purchase price | $			$ 1,850
Number of shares hold | shares			322,743
Percentage of issued and outstanding shares capital | shares			0.9658
Ownership percentage							96.58%

[1]	Reclassified due to discontinued operations.